Vanguard Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	76,996,585	6,133,548

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	228,652,047	4,083,726

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	72,373,854	796,836

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	29,386,321	332,359
Total Investment Companies (Cost $9,146,366)		11,346,469
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $1,365)	13,644	1,365
Total Investments (100.0%) (Cost $9,147,731)		11,347,834
Other Assets and Liabilities-Net (0.0%)		2,875
Net Assets (100%)		11,350,709

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Vanguard Target Retirement 2055 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	13,725	NA1	NA1	—	—	39	—	1,365
Vanguard Total Bond
Market II Fund	731,996	126,026	56,655	(86)	(4,445)	4,994	—	796,836
Vanguard Total
International Bond
Index Fund	301,749	44,483	1,400	—	(12,473)	8,141	—	332,359
Vanguard Total
International Stock
Index Fund	3,658,733	179,498	43,828	(3,568)	292,891	44,845	—	4,083,726
Vanguard Total Stock
Market Index Fund
Index Portfolio	5,503,625	227,109	69,739	717	471,836	31,298	—	6,133,548
Total	10,209,828	577,116	171,622	(2,937)	747,809	89,317	— 11,347,834

1Not applicable purchases and sales are for temporary cash investment purposes.